Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of Investments in associates and joint ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments In Associates And Joint Ventures [abstract]
Amount at the beginning of year	$ 32,686	$ 6,045	$ 5,488
Acquisitions and contributions	4,826	280	910
Income on investments in associates and joint ventures	7,968	4,839	1,428
Translation differences	20,673	3,180	662
Distributed dividends	(811)	(583)	(328)
Interest maintained in YPF EE		17,285
Adjustment for inflation	1,510	1,640
Reclassification of assets held for disposal			(2,117)
Capitalization in joint ventures	738
Other movements			2
Amount at the end of year	$ 67,590	$ 32,686	$ 6,045